FINANCIAL ASSETS AND LIABILITIES - sensitivity analysis considers the closing price of the shares (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) R$ / shares
CSAN3
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	R$ 17.12
RAIL3
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	18.61
VALE3
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	R$ 88.88
Probable [member] | CSAN3
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 1,378,141
Share price scenario probable sensitivity analysis | R$ / shares	R$ 17.12
Probable [member] | RAIL3
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 293,684
Share price scenario probable sensitivity analysis | R$ / shares	R$ 18.61
Probable [member] | VALE3
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 6,254,192
Share price scenario probable sensitivity analysis | R$ / shares	R$ 88.88
Probable [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 13,332,000
Probable [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	716,586
25% [member] | CSAN3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 274,714
Increase decrease in per share price due to reasonably possible increase in actuarial assumption | R$ / shares	R$ 21.4
25% [member] | RAIL3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 73,421
Increase decrease in per share price due to reasonably possible increase in actuarial assumption | R$ / shares	R$ 23.26
25% [member] | VALE3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 1,563,548
Increase decrease in per share price due to reasonably possible increase in actuarial assumption | R$ / shares	R$ 111.1
25% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 2,744,775
25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	1,541,654
50% [member]
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	1,541,654
50% [member] | CSAN3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 605,285
Increase decrease in per share price due to reasonably possible increase in actuarial assumption | R$ / shares	R$ 25.68
50% [member] | RAIL3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 146,842
Increase decrease in per share price due to reasonably possible increase in actuarial assumption | R$ / shares	R$ 27.92
50% [member] | VALE3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 3,127,096
Increase decrease in per share price due to reasonably possible increase in actuarial assumption | R$ / shares	R$ 133.32
50% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 2,744,775
50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	1,541,654
-25% [member] | CSAN3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (386,428)
Increase decrease in per share price due to reasonably possible decrease in actuarial assumption | R$ / shares	R$ 12.84
-25% [member] | RAIL3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (73,421)
Increase decrease in per share price due to reasonably possible decrease in actuarial assumption | R$ / shares	R$ 13.96
-25% [member] | VALE3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (1,563,548)
Increase decrease in per share price due to reasonably possible decrease in actuarial assumption | R$ / shares	R$ 66.66
-25% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (520,500)
-25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	(69,748)
-50% [member]
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	69,748
-50% [member] | CSAN3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (716,999)
Increase decrease in per share price due to reasonably possible decrease in actuarial assumption | R$ / shares	R$ 8.56
-50% [member] | RAIL3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (146,842)
Increase decrease in per share price due to reasonably possible decrease in actuarial assumption | R$ / shares	R$ 9.31
-50% [member] | VALE3
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (3,127,096)
Increase decrease in per share price due to reasonably possible decrease in actuarial assumption | R$ / shares	R$ 44.44
-50% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (520,500)
-50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (69,748)